                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RR Advisors, LLC
Address:   200 Crescent Court, Suite 1060
           Dallas, Texas  75201

Form 13F File Number: 28-11321

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
Title:   Member
Phone:   (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond
-------------------------------------
(Signature)

Dallas, Texas
City, State)

November 6, 2007
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           36

Form 13F Information Table Value Total:     $503,011
                                          (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

                                                                                                                   COLUMN 8
                                                           COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7    VOTING AUTHORITY
            COLUMN 1                COLUMN 2     COLUMN 3    VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X $1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
         --------------          -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Arena Resources, Inc.                Common     040049108      3,275    50,000 SH          SOLE                50,000    0     0
Arena Resources, Inc.                Common     040049108       -240       500     Call    SOLE
Atlas Pipeline Holdings LP Com       Common     04939R108      6,482   159,900 SH          SOLE               159,900    0     0
Breitburn Energy Partners, LP        Common     106776107      7,585   233,745 SH          SOLE               233,745    0     0
Contango Oil & Gas Co New            Common     21075N204      9,526   263,157 SH          SOLE               263,157    0     0
Copano Energy LLC                    Common     217202100     58,399 1,589,950 SH          SOLE             1,589,950    0     0
Crosstex Energy, Inc.                Common     22765Y104      4,528   119,428 SH          SOLE               119,428    0     0
Crosstex Energy LP                   Common     22765U102     16,363   474,568 SH          SOLE               474,568    0     0
DCP Midstream Partners LP            Common     23311P100     21,735   505,700 SH          SOLE               505,700    0     0
Eagle Rock Energy Partners LP        Common     26985R104     58,017 2,764,024 SH          SOLE             2,764,024    0     0
Energy Transfer Equity               Common     29273V100     20,736   604,556 SH          SOLE               604,556    0     0
Energy Transfer Partners LP          Common     29273R109     29,961   613,328 SH          SOLE               613,328    0     0
Genesis Energy LP                    Common     371927104      9,745   349,900 SH          SOLE               349,900    0     0
Hiland Holdgs GP LP                  Common     43129M107      3,279   115,814 SH          SOLE               115,814    0     0
Holly Energy Partners LP             Common     435763107      4,950   107,500 SH          SOLE               107,500    0     0
Kinder Morgan Energy Partners LP     Common     494550106        361     7,300 SH          SOLE                 7,300    0     0
Kodiak Oil & Gas Corp                Common     50015Q100        693   210,000 SH          SOLE               210,000    0     0
K-Sea Transn Partners LP             Common     48268Y101      7,832   201,020 SH          SOLE               201,020    0     0
Linn Energy LLC                      Common     536020100     60,300 1,891,472 SH          SOLE             1,891,472    0     0
Magellan Midstream Partners LP       Common     559080106        400    10,000 SH          SOLE                10,000    0     0
Markwest Energy Partners LP          Common     570759100      2,202    71,812 SH          SOLE                71,812    0     0
Nustar Energy LP                     Common     67058H102      1,319    22,200 SH          SOLE                22,200    0     0
Parallel Petroleum Corp              Common     699157103      2,740   161,300 SH          SOLE               161,300    0     0
Parallel Petroleum Corp              Common     699157103       -284       517      Put    SOLE                   517    0     0
Plains All American Pipeline LP      Common     726503105    101,045 1,854,379 SH          SOLE             1,854,379    0     0
Range Resources Corp                 Common     75281A109      2,033    50,000 SH          SOLE                50,000    0     0
Range Resources Corp                 Common     75281A109       -212     2,085      Put    SOLE                 2,085    0     0
Regency Energy Partners, LP          Common     75885Y107     34,917 1,187,664 SH          SOLE             1,187,664    0     0
Spectra Energy Partners LP           Common     84756N109      6,875   261,800 SH          SOLE               261,800    0     0
Star Gas Partners LP                 Common     85512C105      5,223 1,150,526 SH          SOLE             1,150,526    0     0
Targa Resources Partners             Common     87611X105        986    34,010 SH          SOLE                34,010    0     0
TXCO Resources, Inc.                 Common     87311M102        -28       200      Put    SOLE                   200    0     0
Ultra Petroleum Corp                 Common     903914109      2,668    43,000 SH          SOLE                43,000    0     0
Ultra Petroleum Corp                 Common     903914109       -135       430     Call    SOLE
Williams Partners LP                 Common     96950F104     19,744   477,842 SH          SOLE               477,842    0     0
XTO Energy Inc.                      Common     98385X106         -9       750      Put    SOLE                   750    0     0